VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Argentina: 4.0%
9,066	(1)	Globant SA	$1,486,915	0.5
8,490	(1)	MercadoLibre, Inc.	11,190,329	3.5
		12,677,244		4.0

		Brazil: 3.8%
261,396		B3 SA - Brasil Bolsa Balcao	532,751	0.2
495,838	(1)	Itau Unibanco Holding SA ADR	2,423,309	0.8
862,170	(1)	NU Holdings Ltd./Cayman Islands	4,103,929	1.3
624,109		Raia Drogasil SA	3,003,289	0.9
165,018	(1)	XP, Inc.	1,958,764	0.6
		12,022,042		3.8

		China: 25.1%
549,400		Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - A Shares	2,672,476	0.8
1,085,000	(2)	Budweiser Brewing Co. APAC Ltd.	3,302,011	1.0
138,289	(1)	Dada Nexus Ltd. ADR	1,171,308	0.4
311,255		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	3,466,410	1.1
394,769		Fuyao Glass Industry Group Co. Ltd. - A Shares	1,997,473	0.6
31,802		JD.com, Inc. ADR	1,395,790	0.4
287,264		JD.com, Inc. - Class A	6,272,753	2.0
595,687		Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	5,742,359	1.8
993,000	(1)	Kingdee International Software Group Co., Ltd.	1,604,067	0.5
89,397	(1),(2)	Meituan Class B	1,621,860	0.5
112,100		Midea Group Co. Ltd. - A Shares	877,156	0.3
231,565		NetEase, Inc.	4,087,790	1.3
3,981		NetEase, Inc. ADR	352,079	0.1
66,821		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	3,031,812	1.0
372,200		Shenzhou International Group Holdings Ltd.	3,904,439	1.2
214,000		Silergy Corp.	3,397,590	1.1
308,200		Tencent Holdings Ltd.	15,061,526	4.8
327,794		Wanhua Chemical Group Co. Ltd. - A Shares	4,568,694	1.4
168,000		Wuliangye Yibin Co. Ltd. - A Shares	4,799,829	1.5
218,000		WuXi AppTec Co. Ltd. - A Shares	2,520,866	0.8
561,500	(1),(2)	Wuxi Biologics Cayman, Inc.	3,459,941	1.1
67,679		Yum China Holdings, Inc.	4,290,172	1.4
		79,598,401		25.1

		Germany: 0.3%
30,838	(1),(2)	Delivery Hero SE	1,052,040	0.3

		Hong Kong: 4.6%
768,000		AIA Group Ltd.	8,054,291	2.5
50,400		Hong Kong Exchanges and Clearing Ltd.	2,233,967	0.7
406,000		Techtronic Industries Co., Ltd.	4,399,056	1.4
		14,687,314		4.6

		India: 21.9%
55,225		Apollo Hospitals Enterprise Ltd.	2,904,321	0.9
57,644		Asian Paints Ltd.	1,942,123	0.6
47,294		Britannia Industries Ltd.	2,492,884	0.8
232,798		HDFC Bank Ltd. ADR	15,520,643	4.9
792,726	(2)	HDFC Life Insurance Co., Ltd.	4,820,713	1.5
128,605		Hindustan Unilever Ltd.	4,016,245	1.3
340,741		Housing Development Finance Corp.	10,926,906	3.4
241,453		Infosys Ltd. ADR	4,210,940	1.3
109,510		Infosys Ltd.	1,914,579	0.6
503,612		ITC Ltd.	2,356,343	0.8
273,845		Kotak Mahindra Bank Ltd.	5,788,223	1.8
206,688		Reliance Industries Ltd.	5,877,088	1.9
172,954		Tata Consultancy Services Ltd.	6,779,425	2.1
		69,550,433		21.9

		Indonesia: 4.1%
11,170,300		Bank Central Asia Tbk PT	6,535,118	2.1
20,326,551		Bank Rakyat Indonesia	6,440,525	2.0
		12,975,643		4.1

		Macau: 0.7%
671,600	(1)	Sands China Ltd.	2,333,132	0.7

		Mexico: 3.6%
555,576		Grupo Financiero Banorte	4,677,691	1.5
1,683,310		Wal-Mart de Mexico SAB de CV	6,725,767	2.1
		11,403,458		3.6

		Panama: 1.1%
37,638	(1)	Copa Holdings S.A.- Class A	3,475,869	1.1

		Portugal: 1.3%
179,303		Jeronimo Martins SGPS SA	4,208,771	1.3

		South Africa: 3.4%
193,340	(3)	Bid Corp. Ltd.	4,327,211	1.3
30,135		Capitec Bank Holdings Ltd.	2,856,419	0.9
1,111,638	(3)	FirstRand Ltd.	3,767,785	1.2
		10,951,415		3.4

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: 8.3%
8,261		LG Chem Ltd.	$4,536,892	1.4
4,811		NCSoft Corp.	1,378,693	0.5
411,758		Samsung Electronics Co., Ltd. 005930	20,361,829	6.4
			26,277,414	8.3

		Taiwan: 12.7%
609,315		Chailease Holding Co. Ltd.	4,481,122	1.4
417,000		Delta Electronics, Inc.	4,137,324	1.3
176,000		Realtek Semiconductor Corp.	2,246,529	0.7
907,223		Taiwan Semiconductor Manufacturing Co., Ltd.	15,898,740	5.0
145,021		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,489,853	4.3
			40,253,568	12.7

		United Kingdom: 1.0%
234,541		Prudential PLC	3,211,232	1.0

		United States: 3.1%
14,852	(1)	EPAM Systems, Inc.	4,440,748	1.4
16,157		Estee Lauder Cos., Inc.	3,982,054	1.2
1,419,669	(2)	JS Global Lifestyle Co. Ltd.	1,455,793	0.5
			9,878,595	3.1

	Total Common Stock
	(Cost $271,213,752)		314,556,571	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
		Repurchase Agreements: 2.7%
2,014,668	(4)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,015,466, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $2,054,961, due 11/01/49-02/01/51)	2,014,668	0.6
369,784	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $369,930, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $377,180, due 12/26/24-03/20/53)	369,784	0.1
2,014,668	(4)	HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $2,015,463, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,054,961, due 06/15/24-02/15/53)	2,014,668	0.7
2,014,668	(4)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $2,015,481, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $2,054,974, due 04/14/23-03/21/28)	2,014,668	0.7
2,014,668	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $2,015,466, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $2,054,961, due 04/06/23-02/20/53)	2,014,668	0.6

	Total Repurchase Agreements
	(Cost $8,428,456)		8,428,456	2.7

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
6,483,472	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $6,483,472)	$6,483,472	2.0

	Total Short-Term Investments
	(Cost $14,911,928)	14,911,928	4.7

	Total Investments in Securities (Cost $286,125,680)	$329,468,499	103.7
	Liabilities in Excess of Other Assets	(11,844,869)	(3.7)
	Net Assets	$317,623,630	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2023.

Sector Diversification	Percentage of Net Assets
Financials	27.8%
Information Technology	25.2
Consumer Staples	13.8
Consumer Discretionary	11.5
Communication Services	6.6
Materials	4.3
Industrials	4.3
Health Care	3.7
Energy	1.8
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(3.7)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Argentina	$12,677,244	$–	$–	$12,677,244
Brazil	12,022,042	–	–	12,022,042
China	7,209,349	72,389,052	–	79,598,401
Germany	–	1,052,040	–	1,052,040
Hong Kong	–	14,687,314	–	14,687,314
India	19,731,583	49,818,850	–	69,550,433
Indonesia	–	12,975,643	–	12,975,643
Macau	–	2,333,132	–	2,333,132
Mexico	11,403,458	–	–	11,403,458
Panama	3,475,869	–	–	3,475,869
Portugal	–	4,208,771	–	4,208,771
South Africa	7,183,630	3,767,785	–	10,951,415
South Korea	–	26,277,414	–	26,277,414
Taiwan	13,489,853	26,763,715	–	40,253,568
United Kingdom	–	3,211,232	–	3,211,232
United States	8,422,802	1,455,793	–	9,878,595
Total Common Stock	95,615,830	218,940,741	–	314,556,571
Short-Term Investments	6,483,472	8,428,456	–	14,911,928
Total Investments, at fair value	$102,099,302	$227,369,197	$–	$329,468,499

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $290,212,129.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$81,271,279
Gross Unrealized Depreciation	(42,015,114)
Net Unrealized Appreciation	$39,256,165